KIRKPATRICK & LOCKHART NICHOLSON GRAHAM LLP               75 State Street
                                                          Boston, MA  02109-1808
                                                          617.261.3100
                                                          Fax 617.261.3175
                                                          www.klng.com




                                                      Nicholas S. Hodge

                                                      617 261 3210
                                                      Fax: 617 261 3175
                                                      nhodge@klng.com









July 25, 2005



U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

VIA EDGAR

      Re:   Uniprop Manufactured Housing Communities Income Fund
            File No. 000-15940
            Preliminary Proxy Statement
            ---------------------------


Dear Sir or Madam:

     On behalf of Uniprop Manufactured Housing Communities Income Fund (the "Partnership"), transmitted herewith for filing pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, is the Preliminary Proxy Statement to be used in connection with the special meeting of the limited partners of the Partnership to be held on or about September 2, 2005 (the "Meeting"). The Preliminary Proxy Statement consists of a notice of meeting, the proxy statement and form of proxy.

     The sole item of business at the Meeting will be to refinance the Partnership's existing indebtedness, to pay the remaining balance of $1,970,000 of the Contingent Purchase Price, and to authorize an amendment to the Agreement of Limited Partnership (the "Partnership Agreement") to allow the Partnership to pay to the General Partner or any Affiliate designated by the General Partner a fee for services rendered in connection with any Financing (including the 2005 Refinancing (as defined in the Proxy Statement) and any future Financing) equal to 1.25% of the gross proceeds of any Financing.

Securities and Exchange Commission
July 25, 2005
Page 2


      If you have any questions or comments regarding the foregoing, please contact the undersigned at (617) 261-3210. Thank you.

                                          Sincerely,

                                          /s/ Nicholas S. Hodge

                                          Nicholas S. Hodge